Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2017
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 13—COMMITMENTS AND CONTINGENT LIABILITIES

A.	Agreements:

1)	Operating lease agreements:

A)	In 2017, an agreement was signed to extend the lease of the Company’s offices, which commenced in June 2008. The lease term ends on August 18, 2018, and the monthly rent amounts to NIS 54 thousand. The Company is in a dialog for the extension of the rent for additional period.

As collateral for the lease agreement, a restricted deposit was pledged in favor of the property owner. The balance of the restricted deposit as of December 31, 2017 amounts to NIS 503 thousand. The deposit is classified as a non-current asset.

B)	In April 2007, the Company signed an agreement with a third party for lease of land in Yessod Hamaala. The lease term ended on April 30, 2017. On July 4, 2017, the Company signed a new agreement for four years with an option for extension of another 6 years. The lease term began on May 1, 2017. The annual rent amount is NIS 120 thousand.

C)	On July 28, 2016, the Company signed a lease agreement for additional space designated for its development and production activities. The lease is for three years with an option to extend for four additional years, in return for a monthly payment of NIS 30 thousand. In addition, as part of the lease agreement, the Company acquired equipment and clean rooms for the Company’s operations for NIS 1,849 thousand. Out of the aforementioned total consideration an amount of NIS 1,197 thousand was paid by issuing 1,067,916 ordinary shares of the Company and a total of NIS 525 thousand was on credit and will be repaid in cash over the term of the lease.

2)	Commitment to pay royalties to the Government of Israel

The Company is committed to pay royalties to the Government of Israel on proceeds from sales of products in the research and development of which the Government participates by way of grants through the IIA.

At the time the grants were received, successful development of the related project was not assumed. In the case of failure of the project that was partly financed by the Government of Israel, the Company is not obligated to pay any such royalties. Under the terms of Company’s funding from the Israeli Government, royalties of 3%-3.5% are payable on sales of products developed from projects so funded up to 100% of the amount of the grant received by the Company (dollar linked) with the addition of an annual interest based on Libor.

Following the marketing agreements that the Company signed, the updated estimate of the Company as of December 31, 2017 is that royalties will be paid to the IIA and that their present value is NIS 1,234 thousand. This amount was recognized as a financial liability in the statement of financial position (NIS 1,203 thousand within long-term liabilities, and the remainder within current liabilities). As of December 31, 2017, the fair value of that liability is not materially different from its carrying amount. As of December 31, 2017, the maximum royalty amount that would be payable by the Company, before additional Libor interest, is approximately NIS 31.7 million (assuming 100% of the funds are payable).

During 2017, grants amounting to NIS 550,000 were received from the IIA. The participation of IIA in research and development expenses is presented net of the expenses to pay royalties and expenses of remeasurement of the liability and amounted to NIS 2.3 million.

B.	Development agreements with pharmaceutical and orthobiologic companies

On November 17, 2010, CollPlant Ltd. and Pfizer signed an agreement for joint development of prototype products for the treatment of orthopedic problems. The agreement provided for, among other things, the allocation of the rights of the project outcomes. In accordance with the agreement, Pfizer paid CollPlant immaterial amounts for the development of prototypes.

On December 22, 2011, CollPlant and Pfizer signed another joint development agreement for development of a product for the orthopedic market (the “Development Agreement”). In accordance with the Development Agreement, the parties agreed to collaborate in the development of a product that contained Pfizer’s therapeutic proteins and compounds based on CollPlant’s recombinant human collagen (rhCollagen) (the “Product”).

To the best of the Company’s knowledge, based partially on public sources, in July 2013, Pfizer signed an agreement with Bioventus LLC, a U.S. based company (“Bioventus”), which specializes in orthobiologics, whereby Pfizer granted Bioventus an exclusive, global license for the portfolio of projects related to Pfizer’s bone morphogenetic protein (“BMP”). Between July 2013 and February 2017, the Company and Bioventus developed a bioactive implant for spinal fusion and orthopedic trauma, instead of under the Pfizer agreement, which expired during 2014.

On July 9, 2015, the Company signed a non-binding term sheet with Bioventus. According to the term sheet, Bioventus agreed to make payments to the Company for the full development plan.

On March 1, 2017, Bioventus informed the Company that it had decided to discontinue the joint development with CollPlant and to complete product development at a subsidiary of Bioventus.

C.	Contingent liability

On September 6, 2017, the Company received a VAT assessment from the Israel Tax Authority according to which the Company is required to pay tax in the amount of NIS 1.5 million (including linkage differentials and interest) for the years 2012-2016.

The Company disputes the position of the Israel Tax Authority and intends to appeal the entire assessment, in view of its position that it is not liable for the additional tax requirement. The Company’s position relies, among other things, on an agreement signed between the Company and the Israel Tax Authority in 2011, which allows the Company to deduct VAT as stated. It is management’s view that its financial statements include an adequate provision in respect of the above.